Note 6 - Government Grants and Refundable Investment Tax Credits	12 Months Ended
Dec. 31, 2013
Government Grants And Refundable Investment Tax Credits [Abstract]
Government Grants And Refundable Investment Tax Credits [Text Block]
6.      Government grants and refundable investment tax credits

Government grants and refundable investment tax credits have been recorded as a reduction in research and development expenses.

Government grants for the year ended December 31, 2013 include $68,633 in funding from the U.S. National Institutes of Health (2012 - $274,254; 2011 - $344,744).

The Company’s estimated claim for refundable Scientific Research and Experimental Development investment tax credits for the year ended December 31, 2013 is $42,804 (2012 - $nil; 2011 - $21,150).